Debt and Other Liabilities - Summary of Ordinary Shares Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Feb. 10, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Ordinary Shares Payable	$ 73,418		$ 12,060
Techouts Inc. [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	12,660		8,660
Smartpay and Truther Acquisition [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	2,000		2,000
Reward Acquisition [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	11,814	$ 17,861
Scale Up Acquisition [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	25,454
Other Business Combinations and Asset Acquisitions [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	10,090
Non-compete Arrangement [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	1,400		$ 1,400
Services [Member]
Short-Term Debt [Line Items]
Ordinary Shares Payable	$ 10,000